Note 7 - Prepayments and Other - Prepayments and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid expenses	$ 350	$ 140
Guarantees	16	17
Advances to various creditors	100	119
Other receivables	342	152
Total	$ 808	$ 428